CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	May 31, 2012	May 31, 2011
Current Assets
Cash and cash equivalents	$ 315,968	$ 435,011
Trade accounts receivable (less allowances of $26,507 and $27,597, respectively)	745,541	712,863
Inventories	489,978	463,120
Deferred income taxes	19,868	17,764
Prepaid expenses and other current assets	239,982	239,212
Total current assets	1,811,337	1,867,970
Property, Plant and Equipment, at Cost	1,050,965	998,245
Allowance for depreciation and amortization	(632,133)	(608,218)
Property, plant and equipment, net	418,832	390,027
Other Assets
Goodwill	849,346	831,489
Other intangible assets, net of amortization	345,620	312,867
Other	134,885	112,676
Total other assets	1,329,851	1,257,032
Total Assets	3,560,020	3,515,029
Current Liabilities
Accounts payable	391,467	358,790
Current portion of long-term debt	2,584	2,549
Accrued compensation and benefits	166,178	156,981
Accrued loss reserves	54,652	57,645
Other accrued liabilities	144,911	159,324
Total current liabilities	759,792	735,289
Long-Term Liabilities
Long-term debt, less current maturities	1,112,952	1,106,304
Other long-term liabilities	346,967	224,026
Deferred income taxes	26,326	62,042
Total long-term liabilities	1,486,245	1,392,372
Stockholders' Equity
Preferred stock, par value $0.01; authorized 50,000 shares; none issued
Common stock, par value $0.01; authorized 300,000 shares; issued 135,741 and outstanding 131,555 as of May 2012; issued 134,406 and outstanding 130,580 as of May 2011	1,316	1,306
Paid-in capital	742,895	735,245
Treasury stock, at cost	(69,480)	(62,495)
Accumulated other comprehensive income (loss)	(177,893)	6,073
Retained earnings	686,818	583,035
Total RPM International Inc. stockholders' equity	1,183,656	1,263,164
Noncontrolling interest	130,327	124,204
Total Equity	1,313,983	1,387,368
Total Liabilities and Stockholders' Equity	$ 3,560,020	$ 3,515,029